Retirement Benefits Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SERP Pension Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		$ 55,855	$ 47,279	$ 51,795
Defined Benefit Plan, Accumulated Benefit Obligation		50,137	40,892
Defined Benefit Plan, Fair Value of Plan Assets		0	0	0
Other Benefit [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 14,875	15,688	14,939	17,672
Defined Benefit Plan, Accumulated Benefit Obligation		15,553	14,794
Defined Benefit Plan, Fair Value of Plan Assets		8,360	8,774	7,541
Qualified Pension Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 684,834	690,194	573,317	616,290
Defined Benefit Plan, Accumulated Benefit Obligation		681,745	566,689
Defined Benefit Plan, Fair Value of Plan Assets		$ 626,173	$ 615,721	$ 531,183